Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions		6 Months Ended
		Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 £ / shares € / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 € / shares £ / shares shares
Disclosure of classes of share capital [line items]
Repurchases of shares				$ (1,214)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance		$ 651		657
Repurchases of shares	[1]			(6)
Ending balance		$ 651		$ 651
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares			€ 0.07		€ 0.07
Beginning balance (in shares) | shares		4,101,239,499		4,151,787,517
Repurchases of shares (in shares) | shares				(50,548,018)
Ending balance (in shares) | shares		4,101,239,499		4,101,239,499
Beginning balance		$ 345		$ 349
Repurchases of shares				(4)
Ending balance		$ 345		$ 345
Number of shares issued (in shares) | shares			50,000
Deferred shares (in gbp per share) | £ / shares			€ 1
Class B Shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares		3,706,183,836		3,729,407,107
Repurchases of shares (in shares) | shares				(23,223,271)
Ending balance (in shares) | shares		3,706,183,836		3,706,183,836
Beginning balance		$ 306		$ 308
Repurchases of shares				(2)
Ending balance		$ 306		$ 306
Number of shares issued (in shares) | shares					50,000
Deferred shares (in gbp per share) | £ / shares					€ 1

[1]	See Note 4 “Share capital”.